Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005512 | T. Rowe Price High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000005512 | T. Rowe Price U.S. High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005512 | T. Rowe Price Floating Rate Fund
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005512 | T. Rowe Price QM U.S. Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005512 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005512 | T. Rowe Price Total Return ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005512 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005512 | T. Rowe Price Dynamic Credit Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005512 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005512 | T. Rowe Price Emerging Markets Local Currency Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005512 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000005512 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005512 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005512 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005512 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005512 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227147 | T. Rowe Price High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000227147 | T. Rowe Price U.S. High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000227147 | T. Rowe Price Floating Rate Fund
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000227147 | T. Rowe Price QM U.S. Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000227147 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000227147 | T. Rowe Price Total Return ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000227147 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000227147 | T. Rowe Price Dynamic Credit Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227147 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227147 | T. Rowe Price Emerging Markets Local Currency Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227147 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000227147 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227147 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000227147 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227147 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000227147 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.20%